GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Finite-Lived Intangible Assets, Gross	$ 9,043	$ 8,675
Accumulated Amortization	4,212	3,558
Gross Carrying Amount	36,832	35,194
Indefinite-Lived Intangible Assets (Excluding Goodwill)	27,789	26,519
Finite-Lived Intangible Assets [Abstract]
Amortization of Intangible Assets	546	601	648
Brands
Finite-Lived Intangible Assets, Gross	3,392	3,284
Accumulated Amortization	1,553	1,318
Patents and technology
Finite-Lived Intangible Assets, Gross	3,195	3,140
Accumulated Amortization	1,840	1,575
Customer Relationships
Finite-Lived Intangible Assets, Gross	2,121	1,947
Accumulated Amortization	602	460
Other non-contractual
Finite-Lived Intangible Assets, Gross	335	304
Accumulated Amortization	$ 217	$ 205